Loans Receivable (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Residential Real Estate Multi-family [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	$ 33,472	$ 32,370
Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	46,418	45,363
Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	81,077	83,447
Commercial Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	15,878	17,307
Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	54,445	50,337
Pass [Member] | Residential Real Estate Multi-family [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	33,472	32,370
Pass [Member] | Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	41,138	38,219
Pass [Member] | Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	65,696	67,119
Pass [Member] | Commercial Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	15,878	17,307
Pass [Member] | Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	53,883	50,232
Special Mention [Member] | Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	4,477	7,144
Special Mention [Member] | Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	1,334	2,319
Special Mention [Member] | Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	527	57
Substandard [Member] | Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	803
Substandard [Member] | Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	14,047	14,009
Substandard [Member] | Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	35	39
Doubtful [Member] | Residential Real Estate Multi-family [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Doubtful [Member] | Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Doubtful [Member] | Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Doubtful [Member] | Commercial Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Doubtful [Member] | Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Loss [Member] | Residential Real Estate Multi-family [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Loss [Member] | Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Loss [Member] | Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Loss [Member] | Commercial Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Loss [Member] | Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable		$ 9